Goodwill and acquisitions (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of reconciliation of changes in goodwill [abstract]
Disclosure of reconciliation of changes in goodwill [text block]

(Million euro)	BALANCE AT 12.31. 2023	Changes in consolidation scope	Exchange rate and others	BALANCE AT 31.12. 2024
Construction	135	—	5	140
Budimex	70	—	1	71
Webber	65	—	4	69
Toll Roads	259	—	17	276
I-66 Express Mobility Partners Hold. LLC	259	—	17	276
Airports	27	—	—	27
Dalaman	27	—	—	27
Energy	43	—	3	46
Power Transmission Serv. Chile	43	—	3	46
Other	10	—	(1)	10
Mining Services Chile	10	—	(1)	10
TOTAL	475	—	25	500

(Million euro)	BALANCE AT 12.31. 2022	Changes in consolidation scope and other	Exchange rate	BALANCE AT 12.31. 2023
Construction	132	—	3	135
Budimex	65	—	5	70
Webber	67	—	(2)	65
Toll Roads	265	—	(6)	259
I-66 Express Mobility Partners Hold. LLC	265	—	(6)	259
Airports	27	—	—	27
Dalaman	27	—	—	27
Energy	45	—	(1)	43
Power Transmission Serv. Chile	45	—	(1)	43
Other	11	—	(1)	10
Mining Services Chile	11	—	(1)	10
TOTAL	479	—	(5)	475